Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,071,962
Total Fee Amount	3,324.34
Total Offset Amount	0
Net Fee	$ 3,324.34
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A